UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

________

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple
Global X Management Company LLC	K&L Gates LLP
623 Fifth Ave, 15th Floor	1601 K Street, NW
New York, NY 10022	Washington, DC 20006

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2015

Date of reporting period: May 31, 2015

Item 1.	Reports to Stockholders.

Global X MLP ETF (ticker: MLPA)

Global X Junior MLP ETF (ticker: MLPJ)

Semi-Annual Report

May 31, 2015

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	May 31, 2015 (Unaudited)

Global X MLP ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — 101.7%

Oil & Gas — 101.7%
Boardwalk Pipeline Partners	142,412	$2,281,440
Buckeye Partners	100,443	7,767,257
Crestwood Midstream Partners	164,618	2,209,174
DCP Midstream Partners	103,488	3,911,846
Enbridge Energy Partners	218,236	8,094,373
Energy Transfer Equity	221,532	15,212,602
Energy Transfer Partners	177,084	9,957,433
EnLink Midstream Partners	123,135	3,056,211
Enterprise Products Partners	502,820	16,301,424
Equities Midstream Partners	55,863	4,674,057
Genesis Energy	93,764	4,559,743
Magellan Midstream Partners	144,130	11,490,044
MarkWest Energy Partners	120,498	7,787,786
NGL Energy Partners	91,112	2,738,827
NuStar Energy	85,657	5,345,853
ONEOK Partners	186,512	7,283,294
Plains All American Pipeline	280,034	13,147,596
Spectra Energy Partners	61,394	3,131,094
Sunoco Logistics Partners	197,338	7,814,585
Targa Resources Partners	173,029	7,480,044
TC PipeLines	53,525	3,420,248
Tesoro Logistics	59,864	3,460,738
Western Gas Partners	89,143	6,106,296
Williams Partners	144,620	8,081,366
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $151,080,964)		165,313,331

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.030%, 06/01/15
(Cost $241,747)	$241,747	241,747
TOTAL INVESTMENTS — 101.9%
(Cost $151,322,711)		$165,555,078

Percentages are based on Net Assets of $162,511,460.

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	May 31, 2015 (Unaudited)

Global X MLP ETF

The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$165,313,331	$—	$—	$165,313,331
Time Deposit	—	241,747	—	241,747
Total Investments in Securities	$165,313,331	$241,747	$—	$165,555,078

For the period ended May 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	May 31, 2015 (Unaudited)

Global X Junior MLP ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.8%

Oil & Gas — 99.8%
Alliance Resource Partners	18,967	$568,820
Alon USA Partners	5,200	105,872
Antero Midstream Partners	20,666	588,981
Atlas Resource Partners	28,986	219,424
BreitBurn Energy Partners	93,984	499,995
Cheniere Energy Partners	18,818	624,569
Crestwood Equity Partners	52,674	263,370
Dorchester Minerals	11,959	271,111
EV Energy Partners	20,657	291,883
Exterran Partners	16,812	435,263
Ferrellgas Partners	22,332	551,824
Foresight Energy	8,052	112,648
Global Partners	9,240	384,384
Holly Energy Partners	15,851	534,654
Legacy Reserves	27,440	275,498
Martin Midstream Partners	11,980	422,175
Memorial Production Partners	37,342	557,889
Natural Resource Partners	36,610	150,101
Northern Tier Energy	25,552	624,235
NuStar GP Holdings	14,094	540,928
QEP Midstream Partners	10,753	189,360
Rose Rock Midstream	7,458	377,897
Summit Midstream Partners	13,612	457,772
Transmontaigne Partners	5,917	232,893
Valero Energy Partners	7,018	359,392
Vanguard Natural Resources	33,129	526,089
Viper Energy Partners	4,219	78,262
Western Refining Logistics	7,212	212,826
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $11,538,894)		10,458,115
TOTAL INVESTMENTS — 99.8%
(Cost $11,538,894)		$10,458,115

Percentages are based on Net Assets of $10,474,528.

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	May 31, 2015 (Unaudited)

Global X Junior MLP ETF

The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$10,458,115	$—	$—	$10,458,115
Total Investments in Securities	$10,458,115	$—	$—	$10,458,115

For the period ended May 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

4

Statements of Assets and Liabilities
May 31, 2015 (Unaudited)

	Global X MLP ETF	Global X Junior MLP ETF
Assets:
Cost of Investments	$151,322,711	$11,538,894
Investments at Value	$165,555,078	$10,458,115
Receivable for Investment Securities Sold	20,174,686	—
Receivable for Capital Shares Sold	1,518,971	—
Income Tax Receivable	47,431	242,814
Deferred Tax Asset	—	366,172
Dividend and Interest Receivable	—	3,892
Total Assets	187,296,166	11,070,993
Liabilities:
Payable for Investment Securities Purchased	21,800,396	—
Payable due to Investment Adviser	74,426	7,153
Payable due to Custodian	—	586,012
Deferred Tax Liability	2,903,568	—
Franchise Tax Payable	6,316	3,300
Total Liabilities	24,784,706	596,465
Net Assets	$162,511,460	$10,474,528
Net Assets Consist of:
Paid-in Capital	$161,256,566	$11,826,201
Distributions in Excess of Net Investment Income, Net of Taxes	(6,187,670)	(1,612,754)
Accumulated Net Realized Gain (Loss) on Investments, Net of Taxes	(3,955,080)	779,811
Net Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	11,397,644	(518,730)
Net Assets	$162,511,460	$10,474,528
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	10,700,000	750,000

Net Asset Value, Offering and Redemption Price Per Share	$15.19	$13.97

The accompanying notes are an integral part of the financial statements.

5

Statements of Operations
For the period ended May 31, 2015 (Unaudited)

	Global X MLP ETF	Global X Junior MLP ETF
Investment Income:
Distributions from Master Limited Partnerships	$4,672,239	$453,273
Less: Return of Capital Distributions	(4,672,239)	(453,273)
Securities Lending Income	13,587	1,469
Interest Income	36	4
Total Investment Income	13,623	1,473
Supervision and Administration Fees(1)	349,363	44,645
Total Expenses	349,363	44,645
Net Investment Loss, Before Taxes	(335,740)	(43,172)
Tax Benefit/(Expense), Net of Valuation Allowance	122,169	10,813
Net Investment Loss, Net of Taxes	(213,571)	(32,359)
Net Realized Gain (Loss) on:
Investments	(9,036,903)	(1,147,546)
Tax Benefit/(Expense), Net of Valuation Allowance	3,324,589	287,431
Net Realized Loss on Investments, Net of Taxes	(5,712,314)	(860,115)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(130,271)	(313,515)
Tax Benefit/(Expense), Net of Valuation Allowance	76,719	78,528
Net Change in Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	(53,552)	(234,987)
Net Realized and Unrealized Loss on Investments, Net of Taxes	(5,765,866)	(1,095,102)
Net Decrease in Net Assets Resulting from Operations	$(5,979,437)	$(1,127,461)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

6

Statements of Changes in Net Assets

	Global X MLP ETF		Global X Junior MLP ETF
	Period Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014	Period Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014
Operations:
Net Investment Loss, Net of Taxes	$(213,571)	$(301,995)	$(32,359)	$(66,804)
Net Realized Gain (Loss) on Investments, Net of Taxes	(5,712,314)	1,792,301	(860,115)	1,375,237
Net Change in Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	(53,552)	4,736,808	(234,987)	(709,792)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,979,437)	6,227,114	(1,127,461)	598,641
Dividends and Distributions:
Distributions in Excess of Net Investment Income	(756,473)	(3,832,426)	—	(1,012,500)
Tax Return of Capital	(4,306,027)	(2,146,324)	(420,000)	—
Total Dividends and Distributions	(5,062,500)	(5,978,750)	(420,000)	(1,012,500)
Capital Share Transactions:
Issued	81,859,324	75,177,738	—	4,971,032
Redeemed	(50,584,495)	—	(4,942,290)	(1,665,759)
Increase (Decrease) in Net Assets from Capital Share Transactions	31,274,829	75,177,738	(4,942,290)	3,305,273
Total Increase (Decrease) in Net Assets	20,232,892	75,426,102	(6,489,751)	2,891,414
Net Assets:
Beginning of Year/Period	142,278,568	66,852,466	16,964,279	14,072,865
End of Year/Period	$162,511,460	$142,278,568	$10,474,528	$16,964,279

Distributions in Excess of Net Investment Income, Net of Taxes	$(6,187,670)	$(5,217,626)	$(1,612,754)	$(1,580,395)

Share Transactions:
Issued	5,300,000	4,500,000	—	300,000
Redeemed	(3,250,000)	—	(350,000)	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,050,000	4,500,000	(350,000)	200,000

The accompanying notes are an integral part of the financial statements.

7

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

										Ratio of Expenses to Average Net Assets							Ratio of Investment Income/(Loss) to Average Net Assets
	Net Asset Value, Beginning of Period ($)	Net Investment Loss ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distributions in Excess of Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Before Net Deferred Tax Expense (%)		Net Deferred Tax Expense (Benefit) (%)		Total Expenses (%)		Before Net Deferred Tax Benefit (%)	Net Deferred Tax Benefit (%)		Net Investment Loss (%)		Portfolio Turnover (%)††
Global X MLP ETF
2015 (Unaudited)	16.45	(0.02)	(0.74)	(0.76)	(0.07)	(0.43)	(0.50)	15.19	(4.65)	162,511	0.45	†	(4.54	)†	(4.09	)†	(0.43)†	0.16	†	(0.27	)†	32.59
2014	16.11	(0.05)	1.32	1.27	(0.60)	(0.33)	(0.93)	16.45	7.95	142,279	0.47		3.52		3.99		(0.47)	0.17		(0.30)		30.65
2013	14.85	(0.05)	2.22	2.17	(0.26)	(0.65)	(0.91)	16.11	14.85	66,852	0.47		7.20		7.67		(0.47)	0.18		(0.29)		14.15
2012(1)	14.96	(0.04)	0.58	0.54	(0.02)	(0.63)	(0.65)	14.85	3.74	16,330	0.45		3.07		3.52	†	(0.45)	0.17		(0.28	)†	6.43
Global X Junior MLP ETF
2015 (Unaudited)	15.42	(0.04)	(0.90)	(0.94)	—	(0.51)	(0.51)	13.97	(6.17)	10,475	0.75	†	(5.97	)†	(5.22	)†	(0.73)†	0.18	†	(0.55	)†	26.17
2014	15.64	(0.07)	0.85	0.78	(1.00)	—	(1.00)	15.42	4.75	16,964	0.75		2.03		2.78		(0.63)	0.23		(0.40)		70.42
2013(2)	15.09	(0.07)	1.68	1.61	(0.75)	(0.31)	(1.06)	15.64	10.86	14,073	0.81		4.30		5.11	†	(0.81)	0.29		(0.52	)†	68.54

(1)	The Fund commenced operations on April 18, 2012.
(2)	The Fund commenced operations on January 14, 2013.
*	Per share data calculated using average shares method.
**	Total Return is based on the change in net asset value of a share during the year/period and assumes reinvestment of dividends and distributions at net asset value. Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8

Notes to Financial Statements
May 31, 2015 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2015, the Trust had ninety-six portfolios, fifty of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF and Global X Junior MLP ETF (each a “Fund”, and collectively, the “Funds”). The Funds are non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact on the Funds.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

MLPs – The Funds invest in MLPs in addition to other exchange-traded securities. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the

9

Notes to Financial Statements (continued)
May 31, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security’s price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2015, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

10

Notes to Financial Statements (continued)
May 31, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended May 31, 2015, there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES – The Funds are taxed as regular C-corporations for federal income tax purposes. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Funds may be subject to a 20 percent federal alternative minimum tax on their federal alternative taxable income to the extent that their alternative minimum tax liability exceeds their regular federal income tax liability. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity-level income taxes. Under current law, the Funds are not eligible to elect treatment as regulated investment companies due to their investments primarily in MLPs invested in energy assets. As a result, the Funds will be obligated to pay applicable federal and state corporate income taxes on their taxable income as opposed to most other investment companies, which are not so obligated. The Funds expect that a portion of the distributions that are received from MLPs may be treated as a tax-deferred return of capital, thus reducing the Funds’ current tax liability. However, the amount of taxes currently paid by the Funds will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce your return from an investment in the Funds.

11

Notes to Financial Statements (continued)
May 31, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Cash distributions from MLPs to the Funds that exceed such Funds’ allocable share of such MLP’s net taxable income are considered tax-deferred return of capital that will reduce the Funds’ adjusted tax basis in the equity securities of the MLP. These reductions in the Funds’ adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Funds on a subsequent sale of the securities. The Funds will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of their investments. Upon the sale of an MLP security, the Funds may be liable for previously deferred taxes. The Funds will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Funds’ NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Funds’ deferred tax liabilities as new information becomes available. The Funds will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. During the period ended May 31, 2015, the Funds did not incur any interest or penalties.

Since the Funds will be subject to taxation on their taxable income, the NAV of Fund shares will also be reduced by the accrual of any current and deferred tax liabilities. The Solactive MLP Composite Index and the Solactive Junior MLP Composite Index (the “Indices”), however, are calculated without any adjustments for taxes. As a result, the Funds’ after-tax performance could differ significantly from the Indices even if the pretax performance of the Funds and the performance of the Indices are closely correlated.

The Funds’ income tax expense/(benefit) consists of the following:

For the period ended May 31, 2015

	Current		Deferred		Total
	MLP	Junior MLP	MLP	Junior MLP	MLP	Junior MLP
Federal	$-	$(199,002)	$(3,319,562)	$(327,010)	$(3,319,562)	$(526,012)
State	-	(9,408)	(203,915)	(27,728)	(203,915)	(37,136)
Valuation allowance	-	-	-	186,376	-	186,376
Total tax expense	$-	$(208,410)	$(3,523,477)	$(168,362)	$(3,523,477)	$(376,772)

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

12

Notes to Financial Statements (continued)
May 31, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Components of the Funds’ deferred tax assets and liabilities are as follows:

For the period ended May 31, 2015

	MLP	Junior MLP
Deferred tax assets:
Net unrealized loss on investment securities	$-	$518,275
Net operating loss carryforward	228,780	-
Capital loss carryforward	-	48,139
Other	-	1,071
Less Valuation Allowance	-	(186,376)

Less deferred tax liabilities:
Net unrealized gain on investment securities	(2,972,114)	-
Income from MLP investments	(149,850)	(14,937)
Other	(10,384)	-
Net deferred tax asset (liability)	$(2,903,568)	$366,172

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized Currently, any capital losses that may be generated by the Funds are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the fund in those years. Net operating losses that may be generated by the Funds are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Fund in those years. The Junior Fund expects to generate losses in the current period of which they intend to carry back under these provisions.

The Funds have net operating loss carryforwards for federal tax income purposes as follows:

	Year Ended	Amount	Expiration
MLP	11/30/2015	$615,829	11/30/2035

13

Notes to Financial Statements (continued)
May 31, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Based upon the Funds' assessment, it has been determined that it is more likely than not that Global X MLP ETF's deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for MLP's deferred tax assets. With respect to Global X Junior MLP ETF, it has been determined that it is not more likely than not that a portion of the Fund's deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for a portion of Junior MLP's deferred tax assets. The Funds will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Funds' assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% for Global X MLP ETF and 34% for Global X Junior MLP ETF to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

For the period ended May 31, 2015

	MLP		Junior MLP
Income tax expense at statutory rate	$(3,326,020)	35%	$(511,439)	34%
State income taxes (net of federal benefit)	(204,741)	2.155%	(35,500)	2.360%
Change in estimated federal rate	21,643	(0.228)%	(15,238)	1.013%
Change in estimated state rate	826	(0.009)%	(1,659)	0.110%
Permanent differences, net	(15,185)	0.160%	688	(0.046)%
Valuation allowance	-	-	186,376	(12.390)%
	$(3,523,477)	37.078%	$(376,772)	25.047%

The difference in federal statutory rates between the two Funds relates to the progressive nature of the federal corporate income tax brackets and management’s expectation of what rates to which the Funds will be subject.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended May 31, 2015, the Funds had no accrued penalties or interest.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Funds. No U.S. federal or state income tax returns are currently under examination. The tax years ended November 30, 2014, 2013 and 2012 remain subject to examination by tax authorities in the U.S. Due to the nature of the Funds’ investments, the Funds may be required to file income tax returns in several states. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

14

Notes to Financial Statements (continued)
May 31, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds have accrued a state franchise tax liability for the period ended May 31, 2015. State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Funds’ investments, the Funds may be required to file franchise state returns in several states.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MLP ETF	$157,554,772	$11,355,322	$(3,355,016)	$8,000,306
Global X Junior MLP ETF	11,863,070	877,976	(2,282,931)	(1,404,955)

The difference between cost amounts for financial statement purposes and tax purposes is due primarily to the recognition of return of capital and wash sales adjustments from the Funds’ investments in MLPs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds intend to declare and make quarterly distributions; however, the Board may determine to make distributions at its own discretion. Distributions from net investment income are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

15

Notes to Financial Statements (continued)
May 31, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

The Funds also expect that a portion of the distributions they receive from MLPs may be treated as a tax deferred return of capital, thus reducing the Funds’ current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the shareholder’s tax basis in the shareholder’s Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds.

For the period ended May 31, 2015, the Funds made the following distributions from MLP distributions received.

	MLP	Junior MLP
Net investment income	$756,473	$-
Return of capital	4,306,027	420,000
Total	$5,062,500	$420,000

CREATION UNITS – The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value	Redemption Fee
Global X MLP ETF	50,000	$500	$759,500	$500
Global X Junior MLP ETF	50,000	500	698,500	500

16

Notes to Financial Statements (continued)
May 31, 2015 (Unaudited)

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services, if any, (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X MLP ETF	0.45%
Global X Junior MLP ETF	0.75%

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

Cohen Fund Audit Services, Ltd. (“Cohen”) prepares Federal form 1120 and state tax returns for the Funds. In addition, among other things, Cohen assists the Funds in the calculation of the current and deferred tax provisions for financial statement purposes for the Funds’ period ended May 31, 2015.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

17

Notes to Financial Statements (continued)
May 31, 2015 (Unaudited)

3. RELATED PARTY TRANSACTIONS (concluded)

Brown Brothers Harriman & Co. (“BBH”), located at 40 Water Street, Boston, MA 02109, serves as Custodian and Transfer Agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly by the Adviser from its fees. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2015, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X MLP ETF	$51,329,882	$107,647,729
Global X Junior MLP ETF	3,208,693	8,575,044

For the year or period ended November 30, 2014 and May 31, 2015, in-kind transactions associated with creations and redemptions were, respectively:

2014	Purchases	Sales	Realized Gain/(Loss)
Global X MLP ETF	$75,359,886	$-	$-
Global X Junior MLP ETF	4,955,907	-	-

		Sales and	Realized
2015	Purchases	Maturities	Gain/(Loss)
Global X MLP ETF	$81,835,497	$-	$-
Global X Junior MLP ETF	-	-	-

For the period ended May 31, 2015, there were no purchases or sales of long term U.S. Government securities for the Funds.

5. CONCENTRATION OF RISKS

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying Index in approximately the same proportions as in the underlying Index. The Funds may utilize a representative sampling strategy with respect to their underlying Indices when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying Indices, or, in certain instances, when securities in their underlying Indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not their underlying Indices).

18

Notes to Financial Statements (continued)
May 31, 2015 (Unaudited)

5. CONCENTRATION OF RISKS (continued)

Under normal circumstances, the Global X MLP ETF and Global X Junior MLP ETF intend to invest at least 80% of their total assets in securities that have economic characteristics of the MLP asset class, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Funds is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.

Midstream - Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

Exploration and production - Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs seek to reduce cash flow volatility associated with commodity prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.

Marine shipping - Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.

Propane - Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

Natural Resource - MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.

19

Notes to Financial Statements (concluded)
May 31, 2015 (Unaudited)

6. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of May 31, 2015, the Funds had no securities on loan.

7. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

8. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

20

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund, which is not reflected in the table below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (December 1, 2014 to May 31, 2015).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/2014	Ending Account Value 05/31/2015	Annualized Expense Ratios(2)	Expenses Paid During Period(1)
Global X MLP ETF
Actual Fund Return	$1,000.00	$953.50	0.45%	$2.19
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27
Global X Junior MLP ETF
Actual Fund Return	$1,000.00	$938.30	0.75%	$3.62
Hypothetical 5% Return	1,000.00	1,021.19	0.75	3.78

(1)    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

(2)    During the period ended May 31, 2015 the Funds had a tax benefit. During periods/years when the Funds have a tax expense, expenses could be higher.

21

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

22

Notes

23

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

K&L Gates LLP

1601 K Street N.W.

Washington, DC 20006

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street

Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-005-0300

Global X MLP & Energy Infrastructure ETF (ticker: MLPX)

Semi-Annual Report

May 31, 2015

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	May 31, 2015 (Unaudited)

Global X MLP & Energy Infrastructure ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Approximately 75% of the securities are Common Stock and 25% are Master Limited Partnerships.

	Shares	Value
COMMON STOCK — 72.3%

Oil & Gas — 72.3%
Cheniere Energy *	189,017	$14,333,159
Enbridge ^	386,701	18,530,712
Enbridge Energy Management *	217,894	7,874,689
EnLink Midstream	152,385	5,045,467
EQT	109,429	9,309,125
Marathon Petroleum	170,675	17,658,035
ONE Gas	182,632	8,096,077
ONEOK	217,251	9,107,162
SemGroup, Cl A	122,057	9,605,886
Spectra Energy	422,563	14,861,541
Targa Resources	98,084	9,018,824
TransCanada ^	268,522	11,645,799
Williams	369,108	18,861,419
TOTAL COMMON STOCK
(Cost $149,620,099)		153,947,895

MASTER LIMITED PARTNERSHIPS — 24.0%

Oil & Gas — 24.0%
Antero Midstream Partners	12,500	356,250
Boardwalk Pipeline Partners	34,678	555,542
Buckeye Partners	35,825	2,770,347
Crestwood Midstream Partners	40,039	537,323
DCP Midstream Partners	25,381	959,402
Enable Midstream Partners	7,428	132,218
Energy Transfer Partners	76,858	4,321,725
EnLink Midstream Partners	30,115	747,454
Enterprise Products Partners	294,316	9,541,725
Equities Midstream Partners	13,746	1,150,128
Genesis Energy	23,033	1,120,095
Holly Energy Partners	9,825	331,397
Magellan Midstream Partners	64,149	5,113,958
MarkWest Energy Partners	52,199	3,373,621
MPLX	6,420	468,660
NuStar Energy	21,022	1,311,983
ONEOK Partners	45,898	1,792,317

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	May 31, 2015 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued

Oil & Gas — continued
Phillips 66 Partners	6,170	$448,806
Plains All American Pipeline	111,108	5,216,521
Shell Midstream Partners	14,962	671,794
Spectra Energy Partners	14,885	759,135
Tallgrass Energy Partners	9,200	455,308
Targa Resources Partners	46,002	1,988,667
TC PipeLines	13,068	835,045
Tesoro Logistics	14,623	845,356
Western Gas Partners	21,928	1,502,068
Williams Partners	69,798	3,900,312
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $52,490,963)		51,207,157
TOTAL INVESTMENTS — 96.3%
(Cost $202,111,062)		$205,155,052

Percentages are based on Net Assets of $212,983,023.

^	Canadian security listed on the New York Stock Exchange and Toronto Stock Exchange.
*	Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$153,947,895	$—	$—	$153,947,895
Master Limited Partnerships	51,207,157	—	—	51,207,157
Total Investments in Securities	$205,155,052	$—	$—	$205,155,052

For the period ended May 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

2

Statement of Assets and Liabilities
May 31, 2015 (Unaudited)

Global X MLP & Energy Infrastructure ETF
Assets:
Cost of Investments	$202,111,062
Investments, at Value	$205,155,052
Receivable for Investment Securities Sold	36,699,888
Receivable for Capital Shares Sold	15,878,960
Dividend and Interest Receivable	409,338
Reclaim Receivable	4,669
Total Assets	258,147,907
Liabilities:
Payable for Investment Securities Purchased	29,133,878
Payable for Capital Shares Redeemed	15,811,264
Payable due to Custodian	139,085
Payable due to Investment Adviser	80,657
Total Liabilities	45,164,884
Net Assets	$212,983,023
Net Assets Consist of:
Paid-in Capital	$210,281,799
Undistributed Net Investment Income	707,050
Accumulated Net Realized Loss on Investments	(1,049,816)
Net Unrealized Appreciation on Investments	3,043,990
Net Assets	$212,983,023
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	11,450,000

Net Asset Value, Offering and Redemption Price Per Share	$18.60

The accompanying notes are an integral part of the financial statements.

3

Statement of Operations
For the period ended May 31, 2015 (Unaudited)

Global X MLP & Energy Infrastructure ETF
Investment Income:
Dividend Income	$3,770,916
Interest Income	28
Less: Foreign Taxes Withheld	(41,745)
Total Investment Income	3,729,199
Supervision and Administration Fees(1)	404,592
Total Expenses	404,592
Net Investment Income	3,324,607
Net Realized Loss on:
Investments(2)	(783,047)
Net Realized Loss on Investments	(783,047)
Net Change in Unrealized Depreciation on:
Investments	(4,529,032)
Net Change in Unrealized Depreciation on Investments	(4,529,032)
Net Realized and Unrealized Loss on Investments	(5,312,079)
Net Decrease in Net Assets Resulting from Operations	$(1,987,472)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Fund for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

4

Statement of Changes in Net Assets

	Global X MLP & Energy Infrastructure ETF
	Period Ended May 31, 2015 (Unaudited)		Year Ended November 30, 2014
Operations:
Net Investment Income	$3,324,607		$1,463,783
Net Realized Gain (Loss) on Investments	(783,047	)(1)	5,372,650 (1)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,529,032)		6,730,897
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,987,472)		13,567,330
Dividends and Distributions from:
Net Investment Income	(2,550,571)		(2,058,542)
Tax Return of Capital	—		(369,289)
Total Dividends and Distributions	(2,550,571)		(2,427,831)
Capital Share Transactions:
Issued	61,720,329		174,114,378
Redeemed	(23,935,714)		(27,295,698)
Net Increase in Net Assets from Capital Share Transactions	37,784,615		146,818,680
Total Net Increase in Net Assets	33,246,572		157,958,179
Net Assets:
Beginning of Year/Period	179,736,451		21,778,272
End of Year/Period	$212,983,023		$179,736,451
Undistributed (Distributions in Excess of) Net Investment Income	$707,050		$(66,986)
Share Transactions:
Issued	3,250,000		9,450,000
Redeemed	(1,300,000)		(1,350,000)
Net Increase in Shares Outstanding from Share Transactions	1,950,000		8,100,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

5

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††
Global X MLP & Energy Infrastructure ETF
2015 (Unaudited)	18.92	0 .34	(0 .41)	(0 .07)	(0 .25)	—	(0 .25)	18.60	(0 .37)	212,983	0 .45	†	3 .70†	18 .57
2014	15.56	0 .26	3 .51	3 .77	(0 .35)	(0. 06)	(0 .41)	18.92	24 .38	179,736	0 .45		1 .37	28 .99
2013(1)	15.06	0 .12	0 .47	0 .59	(0 .05)	(0. 04)	(0 .09)	15.56	3 .92	21,778	0 .45	†	2 .42†	—

(1)	The Fund commenced operations on August 6, 2013.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6

Notes to Financial Statements
May 31, 2015 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2015, the Trust had ninety-six portfolios, fifty of which were operational. The financial statements herein and the related notes pertain to the Global X MLP & Energy Infrastructure ETF (the “Fund”). The Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact on the Fund.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Fund from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

MASTER LIMITED PARTNERSHIPS (“MLPs”) – The Fund invests in MLPs in addition to other exchange-traded securities. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

7

Notes to Financial Statements (continued)
May 31, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security’s price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

8

Notes to Financial Statements (continued)
May 31, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2015, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, and fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

9

Notes to Financial Statements (continued)
May 31, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended May 31, 2015, there have been no significant changes to the Fund’s fair valuation methodologies.

FEDERAL INCOME TAXES – It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended May 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

10

Notes to Financial Statements (continued)
May 31, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Fund distributes its net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS – The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value	Redemption Fee
Global X MLP & Energy Infrastructure ETF	50,000	$500	$930,000	$500

11

Notes to Financial Statements (continued)
May 31, 2015 (Unaudited)

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Fund. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services, if any (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Fund, under the Supervision and Administration Agreement, the Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Fund bears other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Fund, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and Administration Fee
Global X MLP & Energy Infrastructure ETF	0.45%

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Fund. As Sub-Administrator, SEIGFS provides the Fund with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

12

Notes to Financial Statements (continued)
May 31, 2015 (Unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

Brown Brothers Harriman & Co. (“BBH”), located at 40 Water Street, Boston, MA 02109, serves as Custodian and Transfer Agent of the Fund’s assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly by the Adviser from its fees. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of the Fund, (2) make dividend and other distributions to shareholders of the Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Fund. As compensation for these services, the Transfer Agent receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2015, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X MLP & Energy Infrastructure ETF	$33,772,100	$45,315,979

For the year or period ended November 30, 2014, and May 31, 2015, in-kind transactions associated with creations and redemptions were, respectively:

2014	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X MLP & Energy Infrastructure ETF	$173,969,639	$27,667,389	$5,194,291

2015	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X MLP & Energy Infrastructure ETF	$61,566,494	$21,296,004	$3,655,120

During the period ended May 31, 2015, there were no purchases or sales of long-term U.S. Government securities for the Fund.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

13

Notes to Financial Statements (continued)
May 31, 2015 (Unaudited)

5. TAX INFORMATION (concluded)

The tax character of dividends and distributions paid during the year ended November 30, 2014 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MLP & Energy Infrastructure ETF
2014	$2,045,057	$13,485	$369,289	$2,427,831
2013	70,553	–	45,797	116,350

As of November 30, 2014, the components of tax basis distributable earnings were as follows:

Global X MLP & Energy Infrastructure ETF
Capital Loss Carryforwards	$—
Unrealized Appreciation on Investments and Foreign Currency	7,239,267
Post October Losses	—
Total Distributable Earnings	$7,239,267

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of November 30, 2014, the Fund had no losses carried forward.

During the year ended November 30, 2014, the Fund utilized capital loss carryforwards to offset capital gains in the amount of $3.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at May 31, 2015, is as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Global X MLP & Energy Infrastructure ETF	$202,111,062	$11,158,604	$(8,114,614)	$3,043,990

14

Notes to Financial Statements (continued)
May 31, 2015 (Unaudited)

6. CONCENTRATION OF RISKS

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying Index in approximately the same proportions as in the underlying Index. The Fund may utilize a representative sampling strategy with respect to its underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying Index, or, in certain instances, when securities in the underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Fund but not the underlying Index).

Under normal circumstances, the Fund intends to invest up to 25% of its total assets in securities that have economic characteristics of the MLP asset class, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Funds are derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.

Midstream - Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

Exploration and production - Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs seek to reduce cash flow volatility associated with commodity prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.

Marine shipping - Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.

Propane - Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

15

Notes to Financial Statements (concluded)
May 31, 2015 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

Natural Resource - MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.

7. LOANS OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of May 31, 2015, and for the period ended May 31, 2015, the Fund had no securities on loan.

8. CONTRACTUAL OBLIGATIONS

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior gains or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

16

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund, which is not reflected in the table below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (December 1, 2014 to May 31, 2015).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/2014	Ending Account Value 5/31/2015	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MLP & Energy Infrastructure ETF
Actual Fund Return	$1,000.00	$996.30	0.45%	$2.24
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

17

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.GlobalXFunds.com

18

Notes

19

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

K&L Gates LLP

1601 K Street N.W.

Washington, DC 20006

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street

Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-006-0200

Item 1.	Reports to Stockholders.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: August 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: August 6, 2015

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
Chief Financial Officer

Date: August 6, 2015

*	Print the name and title of each signing officer under his or her signature.